Derivatives and hedging activities - Contingent credit risk (Details 3) - CHF (SFr) SFr in Billions	Jun. 30, 2017	Dec. 31, 2016
Contingent credit risk
Current net exposure	SFr 8.1	SFr 11.8
Collateral posted	6.1	9.7
Additional collateral required in a one-notch downgrade event	0.3	0.5
Additional collateral required in a two-notch downgrade event	1.8	2.2
Additional collateral required in a three-notch downgrade event	2.4	2.9
Bilateral counterparties
Contingent credit risk
Current net exposure	7.0	10.5
Collateral posted	6.0	9.5
Additional collateral required in a one-notch downgrade event	0.2	0.3
Additional collateral required in a two-notch downgrade event	1.0	1.3
Additional collateral required in a three-notch downgrade event	1.1	1.5
Special purpose entities
Contingent credit risk
Current net exposure	0.1	0.2
Collateral posted	0.1	0.2
Additional collateral required in a one-notch downgrade event	0.1	0.2
Additional collateral required in a two-notch downgrade event	0.3	0.4
Additional collateral required in a three-notch downgrade event	0.6	0.7
Accelerated terminations
Contingent credit risk
Current net exposure	1.0	1.1
Additional collateral required in a one-notch downgrade event	0.0	0.0
Additional collateral required in a two-notch downgrade event	0.5	0.5
Additional collateral required in a three-notch downgrade event	0.7	0.7
Bank
Contingent credit risk
Current net exposure	8.1	11.8
Collateral posted	6.1	9.7
Additional collateral required in a one-notch downgrade event	0.3	0.5
Additional collateral required in a two-notch downgrade event	1.8	2.2
Additional collateral required in a three-notch downgrade event	2.4	2.9
Bank | Bilateral counterparties
Contingent credit risk
Current net exposure	7.0	10.5
Collateral posted	6.0	9.5
Additional collateral required in a one-notch downgrade event	0.2	0.3
Additional collateral required in a two-notch downgrade event	1.0	1.3
Additional collateral required in a three-notch downgrade event	1.1	1.5
Bank | Special purpose entities
Contingent credit risk
Current net exposure	0.1	0.2
Collateral posted	0.1	0.2
Additional collateral required in a one-notch downgrade event	0.1	0.2
Additional collateral required in a two-notch downgrade event	0.3	0.4
Additional collateral required in a three-notch downgrade event	0.6	0.7
Bank | Accelerated terminations
Contingent credit risk
Current net exposure	1.0	1.1
Additional collateral required in a one-notch downgrade event	0.0	0.0
Additional collateral required in a two-notch downgrade event	0.5	0.5
Additional collateral required in a three-notch downgrade event	SFr 0.7	SFr 0.7